Employee Information - Summary of Wages and Salaries and Social Security Expenses (Detail) - SEK (kr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Information About Employees [line items]
Wages and salaries	kr 154,729,302	kr 152,100,147	kr 128,252,290
Social security expenses	64,768,431	82,824,511	kr 80,103,179
Employee remuneration [member]
Disclosure of Information About Employees [line items]
Wages and salaries	84,996,000,000	73,526,000,000
Social security expenses	16,442,000,000	15,665,000,000
Of which pension costs	kr 6,175,000,000	kr 6,316,000,000